                                 Annual Report

                                August 31, 1995

                            The Rushmore Fund, Inc.

                                Nova Portfolio

                            THE RUSHMORE FUND, INC.
                                NOVA PORTFOLIO
                            STATEMENT OF NET ASSETS
                                August 31, 1995


                                                                  MARKET
                                                                   VALUE
        COMMON STOCKS                            SHARES          (NOTE 1)
        -------------                            ------          --------
        GENERAL INDUSTRIAL         2.89%
        Fleetwood Enterprises, Inc.  ...........   1,000         $  19,625

        MANUFACTURING              5.16%
        Baxter International ...................     900            35,100

        OIL WELL SERVICES          4.98%
        Halliburton, Inc. ......................     800            33,900

        OIL DRILLING               4.76%
        Texaco, Inc. ...........................     500            32,375
                                                                 ---------

        TOTAL COMMON STOCKS       17.79%
        (Cost $117,367 )   .....................                   121,000
                                                                 ---------


        MUTUAL FUNDS              81.94%
        ------------

        Fund for Government Investors, Inc.
        (Cost $557,328 )  ...................... 557,328           557,328
                                                                 ---------

        TOTAL INVESTMENTS         99.73%
        (Cost $674,695 )   .....................                   678,328
                                                                 ---------

        Other Assets Less Liabilities   0.27%                        1,839
                                                                 ---------

        Net Assets 100.00% (Note 6)  ...........                 $ 680,167
                                                                 =========
        Net Asset Value Per Share ( Based
           on 62,500 Shares Outstanding)   .....                 $   10.88
                                                                 =========


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                            THE RUSHMORE FUND, INC.
                                NOVA PORTFOLIO
                            STATEMENT OF OPERATIONS
                      For the Year Ended August 31, 1995


INVESTMENT INCOME
    Interest (Note 1)..............................................  $     13,803
    Dividends (Note 1).............................................         4,328
                                                                     -------------
        Total Investment Income....................................        18,131
                                                                     -------------
EXPENSES
    Investment Advisory Fee (Note 2)...............................         3,223
    Administrative Fee (Note 2)....................................         2,148
                                                                     -------------
        Total Expenses.............................................         5,371
                                                                     -------------
NET INVESTMENT INCOME..............................................        12,760
                                                                     -------------
    Net Realized Gain on Investments...............................        38,774
    Net Change in Unrealized Appreciation of Investments...........         3,633
                                                                     -------------
NET GAIN ON INVESTMENTS............................................        42,407
                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $     55,167
                                                                     =============


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
                                NOVA PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
                         For the Year Ended August 31,




                                                                              1995            1994
                                                                          -------------   -------------
FROM INVESTMENT ACTIVITIES
    Net Investment Income................................................. $    12,760    $     1,636
    Net Realized Gains on Investment Transactions.........................      38,774            -
    Net Change in Unrealized Appreciation of Investments..................       3,633            -
                                                                          ------------    -----------
    Net Increase in Net Assets Resulting from Operations..................      55,167          1,636
DISTRIBUTIONS TO SHAREHOLDERS
    From Net Investment Income (Note 1)...................................         -           (1,636)
    From Realized Gains on Investments....................................         -              -
FROM SHARE TRANSACTIONS (Note 4)
    Net Proceeds from Sales of Shares.....................................     625,000            -
    Cost of Shares Redeemed...............................................         -         (467,774)
                                                                          ------------    -----------

    Net Increase (Decrease) in Net Assets.................................      680,167      (467,774)
NET ASSETS - Beginning of Year............................................            0       467,774
                                                                          -------------   -----------

NET ASSETS - End of Year.................................................. $    680,167   $         0
                                                                          =============   ===========



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

                            THE RUSHMORE FUND, INC.
                                NOVA PORTFOLIO
                             FINANCIAL HIGHLIGHTS



                                                                                      For the Year Ended August 31,
                                                                        -----------------------------------------------------------
                                                                         1995        1994         1993         1992         1991
                                                                        --------   ---------   ----------   ----------   ----------
Per Share Operating Performance:
    Net Asset Value - Beginning of Year..............................     0.00     $  10.01    $    9.46    $   10.73    $    9.61
                                                                        --------   ---------   ----------   ----------   ----------
    Net Investment Income............................................    0.310        0.060        0.157        0.186        0.263
    Net Realized and Unrealized Gains (Losses) on Securities.........    0.570           -         0.711       (1.170)       1.007
                                                                        --------   ---------   ----------   ----------   ----------
    Net Increase (Decrease) in Net Asset Value Resulting
        from Operations..............................................    0.880        0.060        0.868       (0.984)       1.270
    Dividends to Shareholders........................................       -            -        (0.318)      (0.286)      (0.150)
    Distributions to Shareholders from Net Realized Capital Gains....       -            -            -            -            -
    Liquidation of Assets and Redemption of all Outstanding Shares...       -       (10.070)          -            -            -
    From Share Transactions*.........................................   10.000           -            -            -            -
                                                                        --------   ---------   ----------   ----------   ----------
    Net Increase (Decrease) in Net Asset Value.......................    10.88       (10.01)        0.55        (1.27)        1.12
                                                                        --------   ---------   ----------   ----------   ----------

    Net Asset Value - End of Year....................................   $10.88     $   0.00    $   10.01    $    9.46    $   10.73
                                                                        ========   =========   ==========   ==========   ==========

Total Investment Return..............................................     8.80%/b/     0.90%        9.36%       (7.79)%      13.31%

Ratios to Average Net Assets:
    Expenses.........................................................     1.25%/c/     0.90%/a/     1.36%        1.12%        1.13%
    Net Investment Income............................................     2.97%/c/     2.41%        1.56%        1.88%        2.59%

Supplementary Data:
    Portfolio Turnover Rate..........................................    224.4%         0.0%     1,288.9%     2,100.8%     1,088.4%
    Number of Shares Outstanding at End of Year (000's omitted)......       63            0           47        1,471        7,707


* During the year ended August 31, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and other affiliated persons of the Portfolio, owning 80% of the Portfolio's shares.

a Reflects all fees paid for services provided during the period. Investment advisory services were not provided for part of the period due to investment activity having ceased.

b Reflects the total return for the period January 3, 1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the fund had net assets and shareholders.

c Annualized.


                      See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                                NOVA PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                August 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

   The Rushmore Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of four separate portfolios which are designed to meet a variety of investment objectives. The Nova Portfolio, which is one of the four portfolios of the Fund, is a nondiversified investment company. The following is a summary of significant accounting policies for the Nova Portfolio (the "Portfolio").
   (a) Listed securities are valued at the last sales price. Options and futures contracts are valued at the last sales price as of the close of trading on the applicable exchanges. If market quotations are not readily available, the Board of Directors will value the Portfolio's securities in good faith.
   (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities are computed on an identified cost basis.
   (c) Income dividends are declared and paid annually in the Portfolio. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed annually in the Nova Portfolio. Long-term capital gains, if any, are distributed annually.
   (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.
   (e) When the Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Portfolio's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

2. INVESTMENT ADVISORY AND SHAREHOLDER SERVICES

   Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, the Portfolio pays a fee for such services at an annual rate of 0.75% of the average daily net assets of the Portfolio.

   Rushmore Trust and Savings, FSB (Trust), a wholly owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Portfolio. In addition, the Trust serves as custodian of the Portfolio's assets and pays the operating expenses of the Portfolio. For these services, the Trust receives an annual fee of 0.50% of the average net assets of the Portfolio.

3. SECURITIES TRANSACTIONS
   For the year ended August 31, 1995, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:


       Purchases..................................................  $511,071
                                                                    --------
       Sales......................................................  $432,478
                                                                    --------

4. SHARES TRANSACTIONS
   On August 31, 1995, there were 1,000,000,000 shares of $.001 par value capital stock authorized of the Fund. Transactions in shares of the Portfolio were as follows:

                      For the Year Ended August 31, 1995:

                                                        Shares       Dollars
                                                       ---------    ---------
       Shares Sold...................................    62,500     $625,000
       Shares Issued in Reinvestment
          of Dividends...............................         0            0
                                                       ---------    ---------
                                                         62,500      625,000
       Shares Redeemed...............................         0            0
                                                       ---------    ---------
                                                         62,500     $625,000
                                                       =========    =========


5. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
   Unrealized appreciation (depreciation) as of August 31, 1995, based on the cost for Federal income tax purposes is as follows:

       Gross Unrealized Appreciation.............................. $  4,601
       Gross Unrealized Depreciation..............................     (968)
                                                                   --------
       Net Unrealized Appreciation................................ $  3,633
                                                                   ========

       Cost of Investments for Federal Income Tax purposes........ $674,695
                                                                   ========


6. NET ASSETS
   At August 31, 1995 net assets consisted of the following:

       Paid-in Capital............................................  $625,000
       Undistributed Net Investment Income........................    12,760
       Accumulated Net Realized Gain on Investments...............    38,774
       Net Unrealized Appreciation on Investments.................     3,633
                                                                    --------

       Net Assets.................................................  $680,167
                                                                    ========

7. CAPITAL LOSS CARRYOVERS

       At August 31, 1995, for Federal income tax purposes, the Portfolio had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration.


   Expires August 31, 2000............. $1,966,183
                                        ==========


INDEPENDENT AUDITOR'S REPORT

The Shareholders and Board of Directors
of The Rushmore Fund, Inc.:

We have audited the statement of net assets of the NOVA Portfolio (one of the Portfolios) of The Rushmore Fund, Inc. as of August 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the NOVA Portfolio (one of the Portfolios) of The Rushmore Fund, Inc. at August 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Washington, DC
September 29, 1995